Revenue from contracts with customers	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Revenue from contracts with customers
31	Revenue from contracts with customers
a) Revenue disaggregation:
The following tables provide disaggregated revenue by category, including main product and service lines, and main geographic areas. The Company discloses such balances reconciled to the reportable segments, being this information regularly provided and reviewed in such way by the chief operating decision-marker.

•	Revenue by category at December 31, 2021:

	Commercial Aviation	Defense and Security	Executive Jets	Service and Support	Others	Total
Aircraft	1,313.2	148.8	1,098.7	—	17.5	2,578.2
Long-term contracts	—	320.6	—	—	—	320.6
Others	3.2	23.2	31.4	8.7	1.4	67.9
Service	—	87.9	—	795.6	—	883.5
Spare Parts	—	13.9	—	327.9	5.2	347.0

Total	1,316.4	594.4	1,130.1	1,132.2	24.1	4,197.2

	North America	Latin America	Asia Pacific	Brazil	Europe	Others	Total
Aircraft	1,525.3	4.1	102.8	79.5	731.2	135.3	2,578.2
Long-term contracts	—	—	—	202.4	117.5	0.7	320.6
Others	30.2	0.4	3.7	22.9	9.8	0.9	67.9
Service	417.8	20.9	72.9	129.7	203.3	38.9	883.5
Spare Parts	194.9	12.4	30.2	44.1	54.9	10.5	347.0

Total	2,168.2	37.8	209.6	478.6	1,116.7	186.3	4,197.2

•	Revenue by category at December 31, 2020:

	Commercial Aviation	Defense and Security	Executive Jets	Service and Support	Other	Total
Aircraft	1,103.7	239.5	1,015.3	—	7.7	2,366.2
Long-term contracts	—	296.9	—	—	—	296.9
Others	10.7	19.9	56.2	4.9	1.1	92.8
Service	—	73.7	—	712.7	—	786.4
Spare Parts	—	23.9	—	202.4	2.5	228.8

Total	1,114.4	653.9	1,071.5	920.0	11.3	3,771.1

	North America	Latin America	Asia Pacific	Brazil	Europe	Other	Total
Aircraft	1,962.7	49.7	77.1	6.9	237.7	32.1	2,366.2
Long-term contracts	—	0.3	0.1	230.9	64.9	0.7	296.9
Others	61.0	0.4	8.6	13.3	5.0	4.5	92.8
Service	385.6	22.4	56.4	91.9	198.7	31.4	786.4
Spare Parts	123.2	3.2	19.4	40.0	37.7	5.3	228.8

Total	2,532.5	76.0	161.6	383.0	544.0	74.0	3,771.1

•	Revenue by category at December 31, 2019:

	Commercial Aviation	Defense and Security	Executive Jets	Service and Support	Other	Total

Aircraft	2,184.7	89.9	1,311.9	0.2	5.6	3,592.3
Long-term contracts	—	397.9	—	1.2	—	399.1
Others	49.7	16.0	85.1	0.7	—	151.5
Service	—	65.2	—	817.5	0.1	882.8
Spare Parts	—	7.3	—	426.1	3.5	436.9

Total	2,234.4	576.3	1,397.0	1,245.7	9.2	5,462.6

	North America	Latin America	Asia Pacific	Brazil	Europe	Other	Total
Aircraft	2,549.0	21.3	272.0	59.1	614.3	76.6	3,592.3
Long-term contracts	0.1	1.3	2.1	378.8	13.5	3.3	399.1
Others	98.6	19.2	5.7	8.6	12.5	6.9	151.5
Service	437.5	26.6	72.6	101.3	205.1	39.7	882.8
Spare Parts	260.4	8.0	24.6	55.5	78.3	10.1	436.9

Total	3,345.6	76.4	377.0	603.3	923.7	136.6	5,462.6

The contracts are grouped in the categories above as they are affected similarly by economic factors.

b) Contract balances, including contract costs:

	12.31.2021	12.31.2020

Contract assets	582.3	461.8
Contract liabilities	1,513.3	1,295.4

Advances from customers - Aircraft and Defense long-term contracts	1,312.4	1,049.3
Deferred revenue - Parts and services	200.9	246.1
Contract asset
s

–
US$
112.4

included in the contract assets position as of December 31, 2020 were billed and collected by the Company on 2021.
Expected credit losses of US$
2.5
were recognized over the contract assets balances as of December 31, 2021. The revenue cumulative adjustment of US$
40.9

recognized in the end of 2021 as a result of the contract modification for scope reduction in the sales order of

KC-390

Millennium, as disclosed in Notes 1.1.1 and 3.1.2, reduced the contract assets position in the same amount.
Contract liabilities
– Out of the total balances of contract liabilities as of December 31, 2020, US$ 558.8 were recognized as revenues in 2021.
c) Performance obligations:
The Company has a portfolio of firm orders (“Backlog”), whose performance obligations are unsatisfied or partially satisfied. The amount of revenue allocated to performance obligations not yet satisfied (or partially satisfied) as of December 31, 2021 was US$ 17.0 billion (US$

14.4
 billion on December 31, 2020), out of which US$
14.0
 billion is expected to be satisfied in the next 5 years (US$
10.7
 billion on December 31, 2020), as estimated by the Company.